Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 246,733	$ 992,187	$ 462,274
Prepaid expenses	94,972	77,774	265,282
Cash held in Trust Account for redeemed shares		1,093,204
Due from related party	740,000
Total Current Assets	1,081,705	2,163,165	727,556
Prepaid expenses, non-current			14,384
Cash and securities held in Trust Account	25,685,706	25,041,388	276,115,444
TOTAL ASSETS	26,767,411	27,204,553	276,857,384
Current liabilities
Accrued offering costs and expenses	5,519,459	4,807,419	3,153,755
Due to related party	168,986	138,986	18,986
Common stock to be redeemed		1,093,204
Income taxes payable	830,763	795,203
Interest bearing note	446,087
Working capital loan - related party	502,683	300,000	150,000
Total Current Liabilities	7,467,978	7,134,812	3,322,741
Warrant liability	610,680	459,236	5,044,441
Deferred underwriting discount	6,762,000	6,762,000	9,660,000
TOTAL LIABILITIES	14,840,658	14,356,048	18,027,182
Commitments
Common stock subject to possible redemption	25,853,681	25,273,823	276,000,000
Stockholders' Deficit
Preferred stock
Common stock	690	690	690
Additional paid-in capital	523,171	1,103,029
Accumulated deficit	(14,450,789)	(13,529,037)	(17,170,488)
Total Shareholders' Deficit	(13,926,928)	(12,425,318)	(17,169,798)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 26,767,411	$ 27,204,553	$ 276,857,384